Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful life of property plant and equipment

Asset class	Estimated useful life (years)
Plant and machinery	3 - 9
Mobile equipment	5 - 7